Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenue

	Years Ended December 31

(in thousands)	2020		2019

Sales

Gold

Gold credit sales	$652,827	60%	$535,766	62%

Concentrate sales	-	0%	5,279	1%

	$652,827	60%	$541,045	63%

Silver

Silver credit sales	$320,192	29%	$225,316	26%

Concentrate sales	79,433	7%	63,085	7%

	$399,625	36%	$288,401	33%

Palladium

Palladium credit sales	$43,772	4%	$31,886	4%

Total sales revenue	$1,096,224	100%	$861,332	100%